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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00266

Tri-Continental Corporation
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Tri-Continental Corporation

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 69.3%
CONSUMER DISCRETIONARY 6.3%
Automobiles 0.1%
General Motors Co.(a)(b)	23,700	$607,905
Diversified Consumer Services 0.6%
Apollo Group, Inc., Class A(a)(b)	178,921	6,913,507
Hotels, Restaurants & Leisure 0.8%
Darden Restaurants, Inc.	115,000	5,883,400
McDonald’s Corp.	42,000	4,120,200
Total		10,003,600
Household Durables 0.1%
Tempur-Pedic International, Inc.(a)	9,450	797,864
Internet & Catalog Retail 0.1%
Netflix, Inc.(a)(b)	14,200	1,633,568
Media 2.3%
Comcast Corp., Class A(b)	84,926	2,548,629
DIRECTV, Class A(a)	272,900	13,464,886
DISH Network Corp., Class A	302,000	9,944,860
McGraw-Hill Companies, Inc. (The)	49,300	2,389,571
Total		28,347,946
Multiline Retail —%
Macy’s, Inc.	3,400	135,082
Specialty Retail 2.3%
AutoZone, Inc.(a)	7,524	2,797,423
Bed Bath & Beyond, Inc.(a)	48,755	3,206,617
GameStop Corp., Class A(b)	376,100	8,214,024
Home Depot, Inc. (The)	120,000	6,037,200
TJX Companies, Inc.	211,700	8,406,607
Total		28,661,871
TOTAL CONSUMER DISCRETIONARY		77,101,343
CONSUMER STAPLES 7.1%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	352,201	10,072,949
Food & Staples Retailing 2.2%
Kroger Co. (The)	458,294	11,104,463
Wal-Mart Stores, Inc.(b)	267,629	16,378,895
Total		27,483,358

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.8%
Campbell Soup Co.(b)	24,600	$832,710
Hershey Co. (The)	928	56,914
Kellogg Co.	110,000	5,899,300
Tyson Foods, Inc., Class A	140,500	2,690,575
Total		9,479,499
Household Products 0.5%
Kimberly-Clark Corp.	80,000	5,911,200
Tobacco 2.8%
Lorillard, Inc.	89,764	11,622,643
Philip Morris International, Inc.	255,200	22,613,272
Total		34,235,915
TOTAL CONSUMER STAPLES		87,182,921
ENERGY 7.8%
Energy Equipment & Services 0.7%
National Oilwell Varco, Inc.	92,037	7,314,180
Schlumberger Ltd.	24,500	1,713,285
Total		9,027,465
Oil, Gas & Consumable Fuels 7.1%
Apache Corp.	124,400	12,494,736
Chevron Corp.(c)	256,742	27,533,012
ConocoPhillips(b)	61,558	4,679,023
Exxon Mobil Corp.	111,611	9,680,022
Marathon Oil Corp.	199,318	6,318,381
Occidental Petroleum Corp.	60,000	5,713,800
Royal Dutch Shell PLC, ADR	120,000	8,415,600
Tesoro Corp.(a)(b)	48,177	1,293,071
Valero Energy Corp.	443,061	11,417,682
Total		87,545,327
TOTAL ENERGY		96,572,792
FINANCIALS 10.8%
Capital Markets 2.2%
Ares Capital Corp.	350,000	5,722,500
BlackRock, Inc.	45,000	9,220,500
Franklin Resources, Inc.	96,608	11,982,290
Total		26,925,290
Commercial Banks 1.2%
Cullen/Frost Bankers, Inc.	102,000	5,935,380
Huntington Bancshares, Inc.	900,000	5,805,000
Wells Fargo & Co.	86,400	2,949,696
Total		14,690,076

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 1.0%
Discover Financial Services	355,996	$11,868,907
Diversified Financial Services 3.0%
Citigroup, Inc.	239,149	8,740,896
IntercontinentalExchange, Inc.(a)	3,800	522,196
JPMorgan Chase & Co.	578,357	26,592,855
Moody’s Corp.(b)	35,200	1,481,920
Total		37,337,867
Insurance 2.3%
Aflac, Inc.	189,231	8,702,734
Chubb Corp. (The)	85,000	5,874,350
MetLife, Inc.	137,700	5,143,095
Prudential Financial, Inc.	139,200	8,823,888
Total		28,544,067
Real Estate Investment Trusts (REITs) 1.1%
Simon Property Group, Inc.	95,186	13,866,696
TOTAL FINANCIALS		133,232,903
HEALTH CARE 7.9%
Biotechnology 1.0%
Amgen, Inc.(b)	177,000	12,034,230
Health Care Providers & Services 0.9%
Aetna, Inc.	41,900	2,101,704
AmerisourceBergen Corp.	86,200	3,420,416
Humana, Inc.	30,500	2,820,640
UnitedHealth Group, Inc.	45,956	2,708,646
Total		11,051,406
Pharmaceuticals 6.0%
Abbott Laboratories(b)	249,429	15,287,503
Bristol-Myers Squibb Co.	52,914	1,785,848
Eli Lilly & Co.	38,948	1,568,436
Johnson & Johnson	134,000	8,838,640
Merck & Co., Inc.	570,700	21,914,880
Pfizer, Inc.	1,082,365	24,526,391
Total		73,921,698
TOTAL HEALTH CARE		97,007,334
INDUSTRIALS 7.7%
Aerospace & Defense 3.0%
General Dynamics Corp.	105,207	7,720,090
Lockheed Martin Corp.(b)	120,423	10,821,211

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Raytheon Co.	115,700	$6,106,646
United Technologies Corp.	145,563	12,072,995
Total		36,720,942
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	58,741	4,741,574
Commercial Services & Supplies 1.0%
Pitney Bowes, Inc.(b)	8,204	144,226
Republic Services, Inc.	198,700	6,072,272
RR Donnelley & Sons Co.(b)	491,197	6,085,931
Total		12,302,429
Industrial Conglomerates 1.9%
3M Co.	15,700	1,400,597
General Electric Co.	429,189	8,613,823
Tyco International Ltd.	238,023	13,372,132
Total		23,386,552
Machinery 0.9%
Illinois Tool Works, Inc.	50,300	2,873,136
Parker Hannifin Corp.(b)	33,200	2,807,060
Stanley Black & Decker, Inc.	75,000	5,772,000
Total		11,452,196
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	10,900	923,557
Road & Rail 0.4%
CSX Corp.	267,000	5,745,840
TOTAL INDUSTRIALS		95,273,090
INFORMATION TECHNOLOGY 13.1%
Communications Equipment 1.4%
Cisco Systems, Inc.	740,300	15,657,345
QUALCOMM, Inc.	15,800	1,074,716
Total		16,732,061
Computers & Peripherals 3.9%
Apple, Inc.(a)	75,100	45,020,197
Dell, Inc.(a)	211,687	3,514,004
Total		48,534,201
IT Services 2.1%
Automatic Data Processing, Inc.	105,000	5,794,950
International Business Machines Corp.	16,908	3,527,854

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Mastercard, Inc., Class A	27,600	$11,606,904
Visa, Inc., Class A	42,400	5,003,200
Total		25,932,908
Semiconductors & Semiconductor Equipment 2.2%
Analog Devices, Inc.	150,000	6,060,000
Applied Materials, Inc.(b)	79,700	991,468
Broadcom Corp., Class A(a)	269,300	10,583,490
Intel Corp.	310,539	8,729,252
NVIDIA Corp.(a)	45,000	692,550
Total		27,056,760
Software 3.5%
Microsoft Corp.	862,277	27,808,433
Oracle Corp.	296,100	8,634,276
VMware, Inc., Class A(a)	60,200	6,764,674
Total		43,207,383
TOTAL INFORMATION TECHNOLOGY		161,463,313
MATERIALS 3.3%
Chemicals 2.0%
CF Industries Holdings, Inc.	47,432	8,663,455
Dow Chemical Co. (The)	165,000	5,715,600
Eastman Chemical Co.	94,448	4,882,017
EI du Pont de Nemours & Co.	110,000	5,819,000
Total		25,080,072
Containers & Packaging 0.5%
Packaging Corp. of America	190,000	5,622,100
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.	247,489	9,414,481
Newmont Mining Corp.	3,800	194,826
Total		9,609,307
TOTAL MATERIALS		40,311,479
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 2.0%
AT&T, Inc.	1,894	59,150
Verizon Communications, Inc.(b)	655,898	25,074,980
Total		25,134,130
TOTAL TELECOMMUNICATION SERVICES		25,134,130

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 3.3%
Electric Utilities 1.0%
Exelon Corp.	161,913	$6,348,609
NextEra Energy, Inc.	95,000	5,802,600
Total		12,151,209
Independent Power Producers & Energy Traders 0.5%
AES Corp. (The)(a)	450,639	5,889,852
Multi-Utilities 1.8%
CMS Energy Corp.	267,500	5,885,000
Public Service Enterprise Group, Inc.	342,592	10,486,741
Sempra Energy	100,000	5,996,000
Total		22,367,741
TOTAL UTILITIES		40,408,802
Total Common Stocks (Cost: $738,120,131)		$853,688,107

Convertible Preferred Stocks 5.1%
CONSUMER DISCRETIONARY 0.4%
Auto Components 0.4%
Goodyear Tire & Rubber Co., (The), 5.875%	117,000	4,848,188
TOTAL CONSUMER DISCRETIONARY		4,848,188
CONSUMER STAPLES 0.5%
Food Products 0.5%
Bunge Ltd., 4.875%	58,000	5,841,006
TOTAL CONSUMER STAPLES		5,841,006
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Apache Corp., 6.000%	48,000	2,664,000
Chesapeake Energy Corp., 5.750%(d)	8,200	8,343,500
Total		11,007,500
TOTAL ENERGY		11,007,500
FINANCIALS 2.4%
Commercial Banks 0.4%
Wells Fargo & Co., 7.500%	5,000	5,583,500
Diversified Financial Services 1.0%
Bank of America Corp., 7.250%	6,200	6,068,251

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Citigroup, Inc., 7.500%	58,000	$5,987,920
Total		12,056,171
Real Estate Investment Trusts (REITs) 1.0%
Alexandria Real Estate Equities, Inc., 7.000%	231,000	6,139,980
Health Care REIT, Inc., 6.500%	109,000	5,702,062
Total		11,842,042
TOTAL FINANCIALS		29,481,713
INDUSTRIALS 0.4%
Professional Services 0.4%
Nielsen Holdings NV, 6.250%(a)	98,000	5,695,270
TOTAL INDUSTRIALS		5,695,270
UTILITIES 0.5%
Electric Utilities 0.5%
PPL Corp., 8.750%(a)	110,000	5,891,600
TOTAL UTILITIES		5,891,600
Total Convertible Preferred Stocks (Cost: $58,976,517)		$62,765,277

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 12.3%
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured(d)
04/01/18	11.000%	2,600,000	$2,704,000
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	3,529,000	3,820,143
Total			6,524,143

Automotive 1.1%
Allison Transmission, Inc.(d)
05/15/19	7.125%	5,300,000	5,512,000
Visteon Corp.
04/15/19	6.750%	7,500,000	7,612,500
Total			13,124,500

Chemicals 0.9%
LyondellBasell Industries NV(d)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
11/15/21	6.000%	$7,300,000	$7,665,000
LyondellBasell Industries NV(d)(e)
Senior Notes
04/15/19	5.000%	3,448,000	3,448,000
Total			11,113,000

Commercial Banks 0.5%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	5,600,000	5,768,000

Construction Machinery 0.9%
Manitowoc Co., Inc. (The)
02/15/18	9.500%	5,300,000	5,909,500
United Rentals North America, Inc.
09/15/20	8.375%	5,000,000	5,175,000
Total			11,084,500

Diversified Manufacturing 0.5%
Tomkins LLC/Inc. Secured
10/01/18	9.000%	5,300,000	5,869,750

Electric 0.5%
AES Corp. (The) Senior Unsecured(d)
07/01/21	7.375%	5,300,000	5,856,500

Food and Beverage 0.4%
Cott Beverages, Inc.
11/15/17	8.375%	4,700,000	5,081,875

Health Care 0.5%
HCA, Inc. Senior Secured
03/15/22	5.875%	5,713,000	5,720,141

Independent Energy 1.1%
Goodrich Petroleum Corp.
03/15/19	8.875%	7,999,000	7,759,030
Laredo Petroleum, Inc.
02/15/19	9.500%	5,154,000	5,733,825
Total			13,492,855

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 0.4%
AMC Networks, Inc.(d)
07/15/21	7.750%	$5,100,000	$5,686,500

Non-Captive Diversified 1.1%
Ford Motor Credit Co. LLC Senior Unsecured
08/02/21	5.875%	7,200,000	7,765,848
International Lease Finance Corp. Senior Unsecured
05/15/16	5.750%	5,500,000	5,493,834
Total			13,259,682

Pharmaceuticals 0.4%
Pharmaceutical Product Development, Inc. Senior Unsecured(d)
12/01/19	9.500%	4,900,000	5,316,500

Retailers 1.4%
Michaels Stores, Inc.
11/01/18	7.750%	5,100,000	5,431,500
QVC, Inc. Senior Secured(d)
10/15/20	7.375%	5,470,000	6,017,000
Rite Aid Corp.
Senior Unsecured
02/15/27	7.700%	1,860,000	1,729,800
Rite Aid Corp.(d)
03/15/20	9.250%	4,300,000	4,343,000
Total			17,521,300

Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	7,400,000	8,084,500

Wireless 0.9%
Sprint Nextel Corp.(d)
11/15/18	9.000%	7,300,000	8,011,750
Wind Acquisition Finance SA Secured(d)
07/15/17	11.750%	2,700,000	2,659,500
Total			10,671,250

Wirelines 0.6%
Qwest Corp. Senior Unsecured
12/01/21	6.750%	7,100,000	7,925,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Total Corporate Bonds & Notes (Cost: $146,932,103)			$152,100,371

Convertible Bonds 11.9%
Airlines 0.2%
Air Lease Corp. Senior Unsecured(d)
12/01/18	3.875%	$2,800,000	$3,053,848

Automotive 0.5%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	5,100,000	5,622,750

Building Materials 0.5%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	6,100,000	5,734,000

Gaming 0.7%
MGM Resorts International
04/15/15	4.250%	8,200,000	8,681,750

Health Care 1.8%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	4,600,000	4,617,250
Heartware International, Inc. Senior Unsecured
12/15/17	3.500%	2,800,000	2,887,500
Insulet Corp. Senior Unsecured
06/15/16	3.750%	2,700,000	2,847,528
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	6,700,000	5,752,620
Omnicare, Inc.(e)
04/01/42	3.750%	5,920,000	5,891,998
Total			21,996,896

Home Construction 0.6%
Lennar Corp.(d)
11/15/21	3.250%	5,100,000	6,993,375

Independent Energy 0.2%
Endeavour International Corp.(d)
07/15/16	5.500%	2,950,000	2,898,375

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

Media Cable 0.2%
TiVo Inc. Senior Unsecured(d)
03/15/16	4.000%	$2,400,000	$3,132,000

Media Non-Cable 0.5%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	6,800,000	5,933,000

Metals 0.7%
Jaguar Mining, Inc. Senior Unsecured(d)
11/01/14	4.500%	3,200,000	2,744,000
James River Coal Co. Senior Unsecured
12/01/15	4.500%	5,100,000	2,846,188
Molycorp, Inc. Senior Unsecured(d)
06/15/16	3.250%	3,100,000	2,902,840
Total			8,493,028

Other Industry 0.4%
Central European Distribution Corp. Senior Unsecured
03/15/13	3.000%	1,800,000	1,590,750
WESCO International, Inc.
09/15/29	6.000%	1,400,000	3,377,500
Total			4,968,250

Pharmaceuticals 1.6%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	14,500,000	11,666,700
Medivation, Inc. Senior Unsecured
04/01/17	2.625%	4,200,000	4,436,250
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	3,700,000	4,241,125
Total			20,344,075

Railroads 0.5%
Greenbrier Companies, Inc. Senior Unsecured(d)
04/01/18	3.500%	6,000,000	5,786,400

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)

REITs 0.5%
Forest City Enterprises, Inc. Senior Unsecured(d)
08/15/18	4.250%	$5,800,000	$5,849,300

Technology 2.1%
Equinix, Inc. Subordinated Notes
10/15/14	3.000%	4,000,000	6,015,000
Ixia Senior Notes
12/15/15	3.000%	2,700,000	2,794,500
Mentor Graphics Corp.(d)
04/01/31	4.000%	5,500,000	5,925,975
Nuance Communications, Inc. Senior Unsecured(d)
11/01/31	2.750%	5,200,000	5,894,200
Rovi Corp. Senior Unsecured
02/15/40	2.625%	5,400,000	5,673,348
Total			26,303,023

Transportation Services 0.4%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	5,700,000	4,845,000

Wirelines 0.5%
Ciena Corp. Senior Unsecured(d)
10/15/18	3.750%	5,000,000	5,640,050

Total Convertible Bonds (Cost: $131,870,915)			$146,275,120

Issuer	Shares	Value

Limited Partnerships —%
FINANCIALS —%
Capital Markets —%
WCAS Capital Partners II LP(a)(f)(g)(h)	4,292,803	413,805
TOTAL FINANCIALS		413,805
Total Limited Partnerships (Cost: $2,686,507)		$413,805

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.161%(i)(j)	2,466,876	$2,466,876
JPMorgan Prime Money Market Fund, 0.010%(i)	9,992,489	9,992,489
Total Money Market Funds (Cost: $12,459,365)		$12,459,365

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 6.5%
Asset-Backed Commercial Paper 0.4%
Kells Funding LLC
04/13/12	0.581%	2,995,505	$2,995,505
Royal Park Investments Funding Corp.
04/12/12	0.951%	1,998,364	1,998,364
Total			4,993,869

Certificates of Deposit 2.0%
ABN AMRO Bank N.V.
06/21/12	0.400%	3,995,915	3,995,915
Banque et Caisse d’Epargne de l’Etat
06/15/12	0.430%	3,995,609	3,995,609
Barclays Bank PLC
04/18/12	0.600%	3,000,000	3,000,000
Mitsubishi UFJ Trust and Banking Corp.
05/31/12	0.390%	3,000,039	3,000,039
N.V. Bank Nederlandse Gemeenten
04/10/12	0.335%	5,000,000	5,000,000
Norinchukin Bank
05/21/12	0.470%	3,000,000	3,000,000
Westpac Banking Corp.
04/02/12	0.250%	3,000,000	3,000,000
Total			24,991,563

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper 0.6%
Caisse d’Amortissement de la Dette Sociale
05/02/12	0.671%	$3,993,225	$3,993,225
DnB NOR
08/30/12	0.491%	3,000,000	3,000,000
Total			6,993,225

Other Short-Term Obligations 0.2%
Natixis Financial Products LLC
04/02/12	0.450%	2,000,000	2,000,000

Repurchase Agreements 3.3%
Mizuho Securities USA, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(k)
	0.270%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $20,000,433(k)
	0.260%	20,000,000	20,000,000
Nomura Securities dated 03/30/12, matures 04/02/12, repurchase price $5,000,083(k)
	0.200%	5,000,000	5,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $8,000,180(k)
	0.270%	8,000,000	8,000,000
Societe Generale dated 03/30/12, matures 04/02/12, repurchase price $2,559,496(k)
	0.190%	2,559,456	2,559,456
Total			40,559,456

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $79,538,113)			$79,538,113

Total Investments
(Cost: $1,170,583,651)(l)			$1,307,240,158(m)
Other Assets & Liabilities, Net			(75,031,105)
Net Assets			$1,232,209,053

Investment in Derivatives

Futures Contracts Outstanding at March 31, 2012

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
S&P 500 Index	7	$2,455,600	June 2012	$25,201	$—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At March 31, 2012, security was partially or fully on loan.
(c)	At March 31, 2012, investments in securities included securities valued at $700,617 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the value of these securities amounted to $116,383,613 or 9.45% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	At March 31, 2012, there was no capital committed to the LLC or LP for future investment.
(g)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at March 31, 2012 was $413,805, representing 0.03% of net assets. Information concerning such security holdings at March 31, 2012 was as follows:

	Acquisition
Security	Dates	Cost
WCAS Capital Partners II LP	12-11-90 — 03-24-98	$2,686,507

(h)

At March 31, 2012, the Fund owned one limited partnership investment that was purchased through a private offering and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. The investment is valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of investment in the limited partnership, along with the cost and value at March 31, 2012, were as follows:

Security	Acquisition Dates	Cost	Value
WCAS Capital Partners II LP	12-11-90 — 03-24-98	$2,686,507	$413,805

(i)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(j)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$3,550,359	$10,455,800	$(11,539,283)	$—	$2,466,876	$1,219	$2,466,876

(k)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Mizuho Securities USA, Inc. (0.270%)

Security Description	Value
Ginnie Mae II Pool	$49,286
Government National Mortgage Association	368,838
United States Treasury Note/Bond	4,681,876
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$3,444,750
Fannie Mae REMICS	5,923,105
Freddie Mac Gold Pool	720,515
Freddie Mac REMICS	7,110,718
Government National Mortgage Association	830,398
United States Treasury Inflation Indexed Bonds	744,175
United States Treasury Note/Bond	1,626,781
Total Market Value of Collateral Securities	$20,400,442

Nomura Securities (0.200%)

Security Description	Value
Fannie Mae Pool	$2,856,796
Freddie Mac Gold Pool	2,243,204
Total Market Value of Collateral Securities	$5,100,000

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$10,202
Fannie Mae Pool	2,230,412
Fannie Mae REMICS	380,818
Fannie Mae-Aces	10,805
Federal Farm Credit Bank	324,917
Federal Home Loan Banks	163,516
Federal Home Loan Mortgage Corp	245,630
Federal National Mortgage Association	283,626
Freddie Mac Coupon Strips	18,478
Freddie Mac Gold Pool	741,667
Freddie Mac Non Gold Pool	166,960
Freddie Mac Reference REMIC	24
Freddie Mac REMICS	617,794

Ginnie Mae I Pool	754,885
Ginnie Mae II Pool	1,131,847
Government National Mortgage Association	505,579
United States Treasury Bill	118,307
United States Treasury Inflation Indexed Bonds	22,383
United States Treasury Note/Bond	414,306
United States Treasury Strip Coupon	17,844
Total Market Value of Collateral Securities	$8,160,000

Societe Generale (0.190%)

Security Description	Value
Fannie Mae Pool	$2,103,019
Freddie Mac Gold Pool	507,626
Total Market Value of Collateral Securities	$2,610,645

(l)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $1,170,584,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$150,278,000
Unrealized Depreciation	(13,622,000)
Net Unrealized Appreciation	$136,656,000

(m)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the

Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$77,101,343	$—	$—	$77,101,343
Consumer Staples	87,182,921	—	—	87,182,921
Energy	96,572,792	—	—	96,572,792
Financials	133,232,903	—	—	133,232,903
Health Care	97,007,334	—	—	97,007,334
Industrials	95,273,090	—	—	95,273,090
Information Technology	161,463,313	—	—	161,463,313
Materials	40,311,479	—	—	40,311,479
Telecommunication Services	25,134,130	—	—	25,134,130
Utilities	40,408,802	—	—	40,408,802
Convertible Preferred Stocks
Consumer Discretionary	—	4,848,188	—	4,848,188
Consumer Staples	—	5,841,006	—	5,841,006
Energy	—	11,007,500	—	11,007,500
Financials	11,723,480	17,758,233	—	29,481,713
Industrials	—	5,695,270	—	5,695,270
Utilities	—	5,891,600	—	5,891,600
Total Equity Securities	865,411,587	51,041,797	—	916,453,384

Bonds
Corporate Bonds & Notes	—	152,100,371	—	152,100,371
Convertible Bonds	—	146,275,120	—	146,275,120
Total Bonds	—	298,375,491	—	298,375,491

Other
Limited Partnerships	—	—	413,805	413,805
Money Market Funds	12,459,365	—	—	12,459,365
Investments of Cash Collateral Received for Securities on Loan	—	79,538,113	—	79,538,113
Total Other	12,459,365	79,538,113	413,805	92,411,283

Investments in Securities	877,870,952	428,955,401	413,805	1,307,240,158
Derivatives
Assets
Futures Contracts	25,201	—	—	25,201
Total	$877,896,153	$428,955,401	$413,805	$1,307,265,359

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and /or unobservable inputs were used to determine fair value.

Limited
Partnerships
Balance as of December 31, 2011	$412,516
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	1,289
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2012	$413,805

*Change in unrealized appreciation (depreciation) relating to securities held at March 31, 2012 was $1,289.

The fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Limited partnerships classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tri-Continental Corporation

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012